Debt - Exchangeable Senior Notes - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2009 Exchangeable Senior Unsecured Notes Three Point Five Zero Percent Due Twenty Fifteen [Member]	Dec. 31, 2012 Exchangeable Senior Unsecured Notes Three Point Five Zero Percent Due Twenty Fifteen [Member]	Dec. 31, 2011 Exchangeable Senior Unsecured Notes Three Point Five Zero Percent Due Twenty Fifteen [Member]	Dec. 31, 2010 Exchangeable Senior Unsecured Notes Three Point Five Zero Percent Due Twenty Fifteen [Member]
Term loan, face amount																$ 259
Interest rate																3.50%
Debt Instrument, Convertible, Equity Instruments in Conversion																33.8392
Debt Instrument, Convertible, Conversion Price																$ 29.55
Debt Instrument, Convertible, Effective Interest Rate																9.00%
Unamortized discount																	24	31
Debt Instrument, Convertible, Interest Expense																	13	16	18
Interest expense on exchangeable notes, net of tax																	6	8	9
Amount of debt repurchase																		85
Loss (gain) on retirement of debt - net	0	1	0	5	1	19	10	10	13	1	1	0	6	40	15			13
Equity component of 3.5% exchangeable note repurchase																		$ 66